Significant Accounting Policies - Schedule of Change in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 1,585,621	$ 1,519,436
Additions	897	66,925
Other	(625)	(740)
Ending balance	$ 1,585,893	$ 1,585,621